One Year Fee Waiver Or Expense Reimbursement [Member] Investment Objectives and Goals - Payden U.S. Government Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN U.S. GOVERNMENT FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks a high level of total return that is consistent with preservation of capital.